Restructuring (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries
Cost of sales	€ 14,812	€ 17,426	€ 16,864
Selling expenses	5,816	7,118	7,332
Administrative expenses	6,407	6,952	5,587
Research and development expenses	€ 6,500	7,212	€ 6,334
voxeljet AG | Restructuring.
Subsidiaries
Cost of sales		302
Selling expenses		77
Administrative expenses		45
Research and development expenses		29
Impact of restructuring		453
voxeljet AG | Employee termination costs
Subsidiaries
Cost of sales		302
Selling expenses		77
Administrative expenses		45
Research and development expenses		29
voxeljet UK | Restructuring.
Subsidiaries
Cost of sales		312
Selling expenses		42
Administrative expenses		274
Impact of restructuring		628
voxeljet UK | Loss on disposal of assets
Subsidiaries
Cost of sales		226
Selling expenses		20
Administrative expenses		81
voxeljet UK | Employee termination costs
Subsidiaries
Cost of sales		67
Selling expenses		16
Administrative expenses		35
voxeljet UK | Impairment Of Inventories
Subsidiaries
Cost of sales		19
voxeljet UK | Lease maintenance costs
Subsidiaries
Administrative expenses		100
voxeljet UK | Settlement of agreements
Subsidiaries
Administrative expenses		14
voxeljet UK | Legal Consulting
Subsidiaries
Administrative expenses		25
voxeljet UK | Right-of-use assets
Subsidiaries
Selling expenses		6
Administrative expenses		€ 19